Financial Instruments - Fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Classification and Carrying Amounts of Group's Financial Assets and Financial Liabilities

The following tables show the classification and carrying amounts of Group’s financial assets and financial liabilities as at December 31, 2024 and 2023.

Financial assets	31/12/24	31/12/23
Financial assets measured at amortised cost
Other non-current receivables	6,124	6,396
Trade receivables	32,819	33,304
Other current receivables	10,617	12,218
Other current financial receivables	1,348	—
Cash and cash equivalents	20,322	33,610
Total (a)	71,230	85,528
Financial assets measured at fair value
Forward exchange contracts	24	147
Total (b)	24	147
Total financial assets (a+b)	71,254	85,675

Financial assets measured at amortised cost include trade receivables, other receivables (non-current and current) and cash and cash equivalents. Financial assets at fair value reflect the positive change in fair value of forward exchange contracts that are not designated as hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk for future cash flows from accounts receivables and sale orders.

For further details on “Trade receivables”, “Other receivables”, “Cash and cash equivalents” and “Forward exchange contracts” reference should be made to notes 15, 12-16, 18 and 32, respectively.

Financial liabilities	31/12/24	31/12/23
Financial liabilities measured at amortised cost
Long-term borrowings	18,720	17,353
Lease liabilities	57,750	62,327
Other non-current debts	465	—
Bank overdrafts and short-term borrowings	23,327	22,834
Trade payables	66,477	60,888
Other payables	26,706	31,719
Other non-current liabilities	2,160	2,725
Total (a)	195,605	197,846
Financial liabilities measured at fair value
Forward exchange contracts	268	36
Total (b)	268	36
Total financial liabilities (a+b)	195,873	197,882

Summary of Carrying Amount and Fair Value of Financial Assets and Financial Liabilities

The following tables show the carrying amount and fair value of Group’s financial assets and financial liabilities as at December 31, 2024 and 2023, other than those with carrying amount that are reasonable approximation of fair value.

	31/12/24		31/12/23
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Forward exchange contracts	24	24	147	147
Financial liabilities
Floating-rate borrowings	7,274	7,552	7,898	8,200
Fixed rate borrowings	11,446	14,078	9,455	12,459
Total long-term borrowings	18,720	21,630	17,353	20,659
Forward exchange contracts	268	268	36	36

Impairment on Financial Assets Recognised in Profit or Loss

Impairment losses on financial assets recognised in profit or loss for the years ended December 31, 2024, 2023 and 2022 are related mainly to trade receivables and are as follows:

	2024	2023	2022
Impairment loss on trade receivables	289	33	331

Summary of Percentage of Revenue and Trade Receivables

	31/12/24	31/12/23	31/12/22
Revenue	25,192	26,523	59,838
Trade receivables	4,022	4,198	5,314

Summary of Insured and Non-insured Trade Receivables

As at December 31, 2024 and 2023, insured and non-insured trade receivables are as follows:

	31/12/24	31/12/23
Insured trade receivables	23,253	25,706
Non-insured trade receivables	13,227	11,861
Gross trade receivables	36,480	37,567
Provision for doubtful accounts	(3,661)	(4,263)
Net trade receivables	32,819	33,304

Summary of Trade Receivables Past Due

As at December 31, 2024 and 2023 the ageing of trade receivables is as follows:

	31/12/24	31/12/23
Current (not past due)	24,462	25,520
From 1 to 29 days past due	3,945	4,707
From 30 to 60 days past due	746	1,053
From 61 to 90 days past due	582	429
More than 90 days past due	6,745	5,858
Gross trade receivables	36,480	37,567
Provision for doubtful accounts	(3,661)	(4,263)
Net trade receivables	32,819	33,304

Summary of Information about Credit Risk Exposure on Trade Receivables Using a Provision Matrix

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix as at December 31, 2024 and 2023, further to the adoption of IFRS 9.

December 31, 2024

	Days past due
	<30 days	30-60 days	61-90 days	> 90 days	Total
Trade receivables subject to collective valuation	1,279	—	79	—	1,358
Trade receivables subject to specific valuation					35,122
Total gross carrying amount					36,480
Default rate	0.65%	9.60%	26.31%	58.83%
Expected credit loss	8	—	21	—	29

December 31, 2023

	Days past due
	<30 days	30-60 days	61-90 days	> 90 days	Total
Trade receivables subject to collective valuation	1,798	83	78	36	1,995
Trade receivables subject to specific valuation					35,572
Total gross carrying amount					37,567
Default rate	0.86%	13.06%	37.78%	95.31%
Expected credit loss	15	11	29	34	89

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments

The tables below summarize the remaining contractual maturities of financial liabilities as at December 31, 2024 and 2023. The amounts are gross and undiscounted, and include contractual interest payments and exclude the impact of netting agreements.

December 31, 2024

	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total
Long-term borrowings	626	4,459	2,568	8,034	5,943	21,630
Lease liabilities	2,379	11,250	12,513	26,781	17,970	70,893
Bank overdrafts and short-term borrowings	23,327	—	—	—	—	23,327
Trade and other payables	26,706	66,942	—	—	—	93,648
Losses on derivative financial instruments	268	—	—	—	—	268
Total financial liabilities	53,306	82,651	15,081	34,815	23,913	209,766

December 31, 2023

	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total
Long-term borrowings	674	3,986	4,567	5,341	6,855	21,423
Lease liabilities	2,198	10,856	12,277	30,032	22,706	78,069
Bank overdrafts and short-term borrowings	22,834	—	—	—	—	22,834
Trade and other payables	31,719	63,613	—	—	—	95,332
Losses on derivative financial instruments	36	—	—	—	—	36
Total financial liabilities	57,461	78,455	16,844	35,373	29,561	217,694

Summary of Sensitivity to Reasonably Possible Change in Interest Rates on that Portion of Loans and Borrowings Affected

The following tables demonstrate the sensitivity to a reasonably possible change in interest rates on that portion of loans and borrowings affected. With all other variables held constant, the Group’s profit before tax is affected through the impact on floating rate borrowings as follows:

	Increase/decrease in basis points	Effect on profit before tax
December 31, 2024	+45	(40)
December 31, 2024	-45	40
December 31, 2023	+45	(40)
December 31, 2023	-45	40
December 31, 2022	+45	(52)
December 31, 2022	-45	52

Summary of Sensitivity to Reasonably Possible Change in Foreign Exchange Rates and Impact on Profit Before Tax

The following tables demonstrate the sensitivity to a reasonably possible change in foreign exchange rates, with all other variables held constant.

The Group’s profit before tax is affected through the change in foreign in exchange rates as follows:

	Change in foreign exchange rates	Effect on profit before tax
December 31, 2024	+5%	2,150
December 31, 2024	-5%	(2,403)
December 31, 2023	+5%	1,707
December 31, 2023	-5%	(1,848)
December 31, 2022	+5%	4,287
December 31, 2022	-5%	(4,798)

Summary of Financial Assets and Financial Liabilities Denominated in Foreign Currency

As at December 31, 2024 and 2023 the Group’s financial assets and financial liabilities denominated in foreign currency are as follows:

Financial assets	31/12/24	31/12/23
Trade receivables	23,384	23,353
Cash and cash equivalents	16,224	29,471
Total financial assets	39,608	52,824

Financial liabilities	31/12/24	31/12/23
Long-term borrowings	216	293
Lease liabilities	41,604	43,152
Bank overdraft and short-term borrowings	10,336	8,826
Trade payables	21,355	23,278
Total financial liabilities	73,511	75,549

Summary of Quantitative Information about Exposure to Currency Risk

As at December 31, 2024 and 2023, the summary quantitative data about Group’s exposure to currency risk as reported to the management of the Group is as follows:

December 31, 2024

	Financial Assets (a)	Financial liabilities (b)	Net Exposure (c) = (a)-(b)
U.S. dollars	21,705	42,212	(20,507)
Chinese Yuan	5,173	10,005	(4,832)
British pounds	4,453	7,722	(3,269)
Brazilian Reais	4,089	2,497	1,592
Canadian dollars	62	4	58
Romanian Leu	810	6,772	(5,962)
Mexican pesos	1,229	1,415	(186)
Other	2,087	2,884	(797)
Total	39,608	73,511	(33,903)

December 31, 2023

	Financial Assets (a)	Financial liabilities (b)	Net Exposure (c) = (a)-(b)
U.S. dollars	29,865	47,648	(17,783)
Chinese Yuan	10,280	5,820	4,460
British pounds	3,873	8,126	(4,253)
Brazilian Reais	4,288	1,596	2,692
Romanian Leu	482	6,583	(6,101)
Mexican pesos	1,906	1,674	232
Canadian dollars	198	99	99
Other	1,932	4,003	(2,071)
Total	52,824	75,549	(22,725)

Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities

The following tables show the reconciliation of movements of financial liabilities to cash flows arising from financing activities for the three years ended December 31, 2024, 2023 and 2022.

December 31, 2024

	Jan. 1, 2024	Cash outflows	Cash inflows	Changes in fair value	Other changes	Dec. 31, 2024
Long-term borrowings	17,353	(4,839)	3,314	—	2,892	18,720
Lease liabilities	62,327	(10,288)	—	—	5,711	57,750
Short-term borrowings	20,797	(798)	—	—	—	19,999
Bank overdrafts	2,037	—	1,291	—	—	3,328
Non-controlling interests	4,343	(149)	—	—	8	4,202
Total liabilities from financing activities	106,857	(16,074)	4,605	—	8,611	103,999

Bank overdrafts are used only for cash management purposes.

December 31, 2023

	Jan. 1, 2023	Cash outflows	Cash inflows	Changes in fair value	Other changes	Dec. 31, 2023
Long-term borrowings	17,290	(8,715)	10,912	—	(2,134)	17,353
Lease liabilities	51,849	(11,057)	—	—	21,535	62,327
Short-term borrowings	27,500	(6,703)	—	—	—	20,797
Bank overdrafts	1,754	—	283	—	—	2,037
Non-controlling interests	4,698	(135)	—	—	(220)	4,343
Total liabilities from financing activities	103,091	(26,610)	11,195	—	19,181	106,857

Bank overdrafts are used only for cash management purposes.

December 31, 2022

	Jan. 1, 2022	Cash outflows	Cash inflows	Changes in fair value	Other changes	Dec. 31, 2022
Long-term borrowings	17,439	(4,473)	4,038	—	286	17,290
Lease liabilities	57,138	(10,049)	—	—	4,760	51,849
Short-term borrowings	34,924	(7,424)	—	—	—	27,500
Bank overdrafts	1,223	—	531	—	—	1,754
Non-controlling interests	1,511	(551)	1,739	—	1,999	4,698
Total liabilities from financing activities	112,235	(22,497)	6,308	—	7,045	103,091

Bank overdrafts are used only for cash management purposes.